Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation and Amortization of Property and Equipment Useful Life	Property and equipment, net are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:
Useful life
Office equipment and furniture	3 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	June 30, 2024	June 30, 2023	June 30, 2022
Period-end spot rate	US$1=RMB 7.1268	US$1=RMB 7.2254	US$1=RMB 6.7114
Average rate	US$1=RMB 7.1245	US$1=RMB 6.9881	US$1=RMB 6.4641

Schedule of Total Revenues by Product and Service Type	The summary of the Company’s total revenues by product and service type for the year ended June 30, 2024 and 2023 was as follows:
	For the years ended June 30,
	2024	2023	2022
Sales of electronic components products:
Semiconductor:
Integrated Circuits	$93,611,171	$36,208,767	$155,134,814
Power/Circuit Protection	2,135,446	13,902,350	15,971,800
Discrete	997,097	16,047,821	23,071,808
Passive Components	5,706,403	99,326,417	25,110,572
Optoelectronics/Electromechanical	17,733,992	8,535,997	12,056,185
Other semiconductor products	3,954,028	15,366,941	29,103,445
Equipment, tools and others:
Equipment	29,665,978	10,102,545	8,745,020
Tools and others	21,516,780	11,632,317	17,346,092
Total sales of electronic components products	175,320,895	211,123,155	286,539,736
Service commission fees	2,612,995	3,282,071	3,836,635
Total revenue	$177,933,890	$214,405,226	$290,376,371

Schedule of Computation of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the year ended June 30, 2024 and 2023:
	For the years ended June 30,
	2024	2023	2022
Numerator:
Net (loss)/income attributable to ordinary shareholders	$(2,272,297)	$1,751,170	$2,569,810

Denominator:
Weighted-average number of ordinary shares outstanding – basic	10,415,461	9,201,374	8,826,374
Outstanding options	730,637	742,762	751,012
Potentially dilutive shares from outstanding options	669,110	717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	11,084,571	9,918,931	9,547,346
(Loss)Earnings per share – basic	$(0.22)	$0.19	$0.29
(Loss)Earnings per share – diluted	$(0.20)	$0.18	$0.27